Results related to associates (Details)	1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2021	Sep. 30, 2021 EUR (€) director	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) director	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Investments in associates		€ 92,000		€ 92,000		€ 107,000
Results related to associates		(132,000)	€ (84,000)	€ (239,000)	€ (270,000)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%			8.00%
Investments in associates		€ 92,000		€ 92,000
Total number of board members | director		3		3
Right to appoint number of board member | director		1		1
Results related to associates				€ (132,000)
Wings Therapeutics Inc
Disclosure of associates [line items]
Results related to associates				€ (107,000)	€ (270,000)